RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments that Brookfield Renewable
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income (1)			Effect on OCI (1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
5% increase	$(21)	$(16)	$(24)	$(12)	$(15)	$(10)
5% decrease	8	6	—	12	15	10

(1)	Amounts represent the potential annual net pretax impact.

Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income (1)			Effect on OCI (1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
5% increase	$49	$66	$4	$41	$64	$79
5% decrease	(40)	(66)	(4)	(41)	(65)	(79)

(1)	Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable rate debt and tax equity, for the year ended December 31:

	Effect on net income (1)			Effect on OCI (1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
1% increase	$37	$27	$(13)	$69	$65	$84
1% decrease	(38)	(22)	17	(69)	(68)	(88)

(1)	Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2019	2018
Trade receivables and other short-term receivables	$785	$633
Financial instrument assets	153	171
Due from related parties	60	65
Contract asset	473	447

	$1,471	$1,316

Summary to classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2019 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable, accrued liabilities, and provisions	$768	$—	$—	$768
Financial instrument liabilities (1)	246	331	149	726
Due to related parties	139	—	—	139
Other long-term liabilities – concession payments	1	6	15	22
Lease liabilities (1)	34	115	337	486
Corporate borrowings (1)	—	607	1,500	2,107
Non-recourse borrowings (1)	1,133	4,878	9,216	15,227
Interest payable on borrowings (2)	751	2,887	2,940	6,578

Total	$3,072	$8,824	$14,157	$26,053

AS AT DECEMBER 31, 2018 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$714	$—	$—	$714
Financial instrument liabilities (1)	138	360	217	715
Due to related parties	109	—	—	109
Other long-term liabilities – concession payments	1	6	16	23
Corporate borrowings (1)	—	1,344	990	2,334
Non-recourse borrowings (1)	1,189	5,177	7,900	14,266
Interest payable on borrowings (2)	855	2,916	2,479	6,250

Total	$3,006	$9,803	$11,602	$24,411

(1)	Includes both the current and long-term amounts.
(2)
Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Summary of Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2019	2018
Assets measured at fair value:
Cash and cash equivalents	$352	$—	$—	$352	$422
Restricted cash (1)	293	—	—	293	331
Financial instrument assets (2)
Energy derivative contracts	—	59	82	141	95
Interest rate swaps	—	—	—	—	17
Foreign exchange swaps	—	12	—	12	59
Investments in equity securities	25	87	48	160	117
Property, plant and equipment	—	—	41,055	41,055	38,177
Liabilities measured at fair value:
Financial instrument liabilities (2)
Energy derivative contracts	—	(8)	—	(8)	(22)
Interest rate swaps	—	(265)	—	(265)	(242)
Foreign exchange swaps	—	(41)	—	(41)	(2)
Tax equity	—	—	(412)	(412)	(448)
Contingent consideration (3)	—	—	(11)	(11)	(3)
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,905)	(299)	—	(2,204)	(2,361)
Non-recourse borrowings	(416)	(15,644)	—	(16,060)	(14,489)

Total	$(1,651)	$(16,099)	$40,762	$23,012	$21,651

(1)	Includes both the current amount and long-term amount included in Other long-term assets.
(2)	Includes both current and long-term amounts.
(3)	Amount relates to business combinations with obligations lapsing between 2020 and 2024.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	2019			2018
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$141	$8	$133	$73
Interest rate swaps	—	265	(265)	(225)
Foreign exchange swaps	12	41	(29)	57
Investments in equity securities	160	—	160	117
Tax equity	—	412	(412)	(448)

Total financial instrument assets (liabilities)	313	726	(413)	(426)
Less: current portion	88	246	(158)	(64)

Long-term portion	$225	$480	$(255)	$(362)

Summary of Brookfield Renewables total net financial instrument asset
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2019	2018
Balance, beginning of year		$(426)	$(499)
Increases (decreases) in the net financial instrument liability position:
Unrealized gain through income on tax equity	(a)	26	60
Unrealized gain (loss) through OCI on investments in equity securities	(b)	35	(16)
Unrealized gain (loss) through income on energy derivative contracts	(c)	1	(15)
Unrealized gain (loss) through OCI on energy derivative contracts	(c)	25	(3)
Unrealized gain (loss) through income on interest rate swaps	(d)	(51)	21
Unrealized gain (loss) through OCI on interest rate swaps	(d)	(36)	14
Unrealized gain (loss) through income on foreign exchange swaps	(e)	4	112
Unrealized gain (loss) through OCI on foreign exchange swaps	(e)	14	102
Acquisitions, settlements and other		(5)	(202)

Balance, end of year		$(413)	$(426)
Financial instrument liabilities designated at fair value through profit and loss
Tax equity	(a)	$(412)	$(448)
Financial instrument assets designated at fair value through OCI
Investments in equity securities	(b)	$160	$117
Derivative assets not designated as hedging instruments:
Energy derivative contracts	(c)	$84	$52
Interest rate swaps	(d)	—	—
Foreign exchange swaps	(e)	12	34

Net positions		$96	$86
Derivative assets designated as hedging instruments:
Energy derivative contracts	(c)	$57	$43
Interest rate swaps	(d)	—	17
Foreign exchange swaps	(e)	—	25

Net positions		$57	$85
Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(c)	$(8)	$(7)
Interest rate swaps	(d)	(200)	(204)
Foreign exchange swaps	(e)	(18)	(1)

Net positions		$(226)	$(212)
Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(c)	$—	$(15)
Interest rate swaps	(d)	(65)	(38)
Foreign exchange swaps	(e)	(23)	(1)

Net positions		$(88)	$(54)

Total financial instruments, net		$(413)	$(426)

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

(MILLIONS, EXCEPT AS NOTED)	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	57	28
Notional amount	328	360
Notional amount (GWh)	10,010	11,054
Weighted average hedged rate for the year ($/MWh)	33	32
Maturity dates	2020 - 2027	2019 - 2027
Hedge ratio	1:1	1:1

The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	(65)	(21)
Notional amount – $	566	548
Notional amount – C$ (1)	334	259
Notional amount – € (1)	349	377
Notional amount – £ (1)	—	99
Notional amount – COP (1)	227	256
Maturity dates	2021 - 2039	2019 - 2036
Hedge ratio	1:1	1:1

(1)	Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2019 foreign currency spot rate

The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	(23)	24
Notional amount for hedges of the Canadian dollar (1)	72	482
Notional amount for hedges of the Euro (1)	380	603
Notional amount for hedges of the British pounds sterling (1)	170	247
Notional amount for hedges of the Chinese yuan (1)	195	—
Notional amount for hedges of other currencies (1)	101	—
Maturity date	2020 - 2022	2019 - 2020
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
C$/$ foreign exchange forward contracts	1.30	1.33
€/$ foreign exchange forward contracts	0.87	0.83
£/$ foreign exchange forward contracts	0.82	0.76
CNY/$ foreign exchange forward contracts	7.22	—

(1)	Notional amounts expressed in millions of U.S. dollars

The following table presents a reconciliation of the LP unitholder equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2017	$(29)	$15	$(378)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(1)	—	—
Interest rate swaps	1	—	—
Foreign exchange swaps	—	—	42
Amount reclassified to profit or loss	7	—	—
Foreign currency revaluation of designated borrowings	—	—	87
Foreign currency revaluation of net foreign operations	—	—	(324)
Valuation of investments in equity securities designated FVOCI	—	(8)	—
Tax effect	(2)	—	(10)
Other	(10)	(3)	(69)

Balance, as at December 31, 2018	$(34)	$4	$(652)
Effective portion of changes in fair value arising from:
Interest rate swaps	(1)	—	—
Amount reclassified to profit or loss	2	—	—
Foreign currency revaluation of designated borrowings	—	—	(49)
Foreign currency revaluation of net foreign operations	—	—	14
Valuation of investments in equity securities designated FVOCI	—	19	—
Other	1	(11)	(13)

Balance, as at December 31, 2019	$(32)	$12	$(700)